Related Party Transactions: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Related Party Transactions

	2016	2015

Receivable from:
CMFG Life	$ 11,460	$ 4,518

Total	$ 11,460	$ 4,518

Payable to:
CUNA Brokerage Services, Inc.	$ 6,177	$ 2,478
Other	19	2

Total	$ 6,196	$ 2,480